Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Amounts Due from Related Parties

As of December 31, 2025 and 2024, the balances of amount due from related parties were as follows:

		As of December 31,
		2025	2024
Due from related parties
Bally		$-	$5,172
Mr. Wenwu Zhang	(1)	-	321,949
Zhongna Times	(2)	71,499	-
Shenzhen Zhuhai	(5)	-	150,699
Zhihai Yuncheng		-	63,588
Mr. Yong Sun	(3)	404,279	-
Mr. Jianfeng Zhu	(4)	285,996	-
Others		700	700
Total		$762,474	$542,108

(1)	The balance as of December 31, 2024 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity interest in Haicheng Shenhe, for which a full allowance for credit losses of $326,957 was recorded for the year ended December 31, 2025.

(2)	The Company loaned RMB 500,000, or $69,565, to Zhongna Times for its operation for the year ended December 31, 2025. The balance from Zhongna Times as of December 31, 2025 was fully repaid on January 23, 2026.

(3)	The Company loaned RMB 3,725,000, or $518,261, to Mr. Yong Sun as a staff advance for the year ended December 31, 2025. Mr. Yong Sun repaid RMB 897,835, or $124,916, for the year ended December 31, 2025. The outstanding balance from Mr. Yong Sun as of December 31, 2025 was fully repaid in full by May 11, 2026.

(4)	The Company loaned RMB 2,000,000, or $278,261, to Mr. Jianfeng Zhu to support the operation of Zhong Times for the year ended December 31, 2025. The balance from Mr. Jianfeng Zhu as of December 31, 2025 was fully repaid in full by May 11, 2026.

(5)	Shenzhen Zhuhai returned RMB 1,100,000, or $153,044, to the Company for the year ended December 31, 2025.

As of December 31, 2025 and 2024, the balances of amounts due to related parties were as follows:

		As of December 31,
		2025	2024
Due to related parties
Ms. Jing Ji		$19,841	$19,009
Shanghai Huiyang	(2)	-	235,001
Haicheng Shenhe		2,618	1,029
Zhuhai Investment	(1)/(2)	2,136,309	3,442,663
Zhongna Times	(3)	-	493,198
Others		5,909	5,905
Total		$2,164,677	$4,196,805

(1)	The balance as of December 31, 2025 represented the loans from Zhuhai Investment, with the annual interest rate of 4% and due on December 31, 2026.

(2)	Mr. Haiping Hu’s affiliated companies loaned RMB 1,600,000, or $222,609, to the Company for the year ended December 31, 2025; The Company repaid the loan of RMB 14,780,000, or $2,056,348, to Mr. Haiping Hu’s affiliated companies for the year ended December 31, 2025. The interest accrued was RMB 1,382,627, or $192,366, for the year ended December 31, 2025.

(3)	Zhongna Times loaned RMB 5,000,000, or $695,652, to the Companies for the year ended December 31, 2025; The Company repaid the loan of RMB 8,600,000, or $1,196,522, to Zhongna Times for the year ended December 31, 2025.